Results for the Year (Tables)	12 Months Ended
Dec. 31, 2019
Results for the Year
Schedule of staff costs

	Year ended December 31
	2019	2018	2017
	USD ‘000	USD ‘000	USD ‘000
Compensation to all personnel of the Group
Wages and salaries	825	1,123	2,166
Social taxes and benefits	46	27	197
Share-based payments (Note 3.3)(a)	2,145	6,170	7,082
Total	3,016	7,320	9,445
Staff costs are included in the statement of profit or loss as follows:
Research and development costs	664	1,721	5,712
General and administrative costs	2,352	5,599	3,733
Total	3,016	7,320	9,445

Compensation to senior management personnel of the Group (b)
Wages and salaries (c)	324	342	622
Severance benefits	—	—	117
Share-based payments (d)	1,266	3,088	223
Total compensation paid to senior management personnel	1,590	3,430	962
(a)

The amount disclosed for the year ended December 31, 2017 includes the effect of the reversal of previously recognized share-based compensation of $7.6 million in connection with the termination of certain employees as well as an expense of $2.7 million related to certain terminated employees being allowed to hold vested options.

(b)

Senior management consisted of the Company’s Chief Executive Officer, Chief Operating Officer, and Chief Financial Officer. The Company’s Chief Operating Officer and Chief Financial Officer were terminated during 2017 and have not been replaced.

(c)

As discussed in more detail in Note 3.3, during each of the years ended December 31, 2019, 2018 and 2017, certain amounts were paid to warrant and option holders, including senior management, that were deemed to be a repurchase of equity awards and accounted for as a reduction of shareholders’ equity. The amounts disclosed exclude $253,000,  $265,000 and $7.2 million, respectively, that was paid to senior management and accounted for as a repurchase of equity awards.

(d)

The amount disclosed for the year ended December 31, 2017 includes the effect of the reversal of previously recognized share-based compensation of $5.3 million in connection with the termination of certain members of senior management as well as an expense of $1.3 million related to certain terminated members of senior management being allowed to hold vested options.

Schedule of amount paid to holders of June 2017 options

	Year Ended December 31,
	2019	2018	2017
	EUR ‘000	EUR ‘000	EUR ‘000
Total paid in EUR in accordance with June 2017 Award Adjustment	596	650	361
	USD ‘000	USD ‘000	USD ‘000
USD equivalent converted at the prevailing conversion rate	670	761	430

Summary of the activity for equity awards in the form of options and warrants and the weighted average exercise price (WAEP):

	Share Options and Warrants Adjusted for the Share Split
	Key	Employees	Non-
	Management	and	Employee	Total
	Personnel (*)	Consultants	Consultants	Awards	WAEP
	No. ‘000	No. ‘000	No. ‘000	No. ‘000
Outstanding at January 1, 2017	15,623	26,276	4,996	46,895	$2.08
Granted	4,350	4,500	—	8,850	$2.08
Exercised	—	(401)	—	(401)	$0.12
Forfeited	(2,976)	(2,773)	—	(5,749)	$1.86
Effect of the Amendment and the June 2017 Award Adjustment	(12,801)	(22,603)	—	(35,404)	$1.33
Outstanding at December 31, 2017	4,196	4,999	4,996	14,191	$3.45
Granted	—	7	—	7	$1.40
Exercised	(123)	(583)	—	(706)	Nil
Expired	(333)	(179)	—	(512)	Nil
Outstanding at December 31, 2018	3,740	4,244	4,996	12,980	$3.77
Granted	—	7	—	7	$0.60
Expired	—	(89)	—	(89)	Nil
Outstanding at December 31, 2019	3,740	4,162	4,996	12,898	$3.80
Exercisable at December 31, 2019	3,493	4,034	3,997	11,524

(*)Includes current and former senior management and current and former members of the board of directors.

Summary of range of exercise prices

	Adjusted for the Share Split
Range of exercise prices (per share)	2019	2018	2017
	No. ‘000	No. ‘000	No. ‘000
$0.0015	6,318	6,407	7,625
$0.60 to $1.26	193	186	179
$2.24 to $2.83	2,618	2,618	2,618
$3.77	674	674	674
$4.51 to $6.92	597	597	597
$14.13	2,498	2,498	2,498
Total	12,898	12,980	14,191

Summary of the inputs to the model used to value equity awards, including modifications of equity awards, as well as the average fair value per option or warrant awarded or modified

Year ended December 31, 2019
Dividend yield (%)	Zero
Expected volatility (%)	85
Risk-free interest rate (%)	2.3
Expected life of the equity award (years)	3
Share price	0.60 USD
Exercise price	0.60 USD
Model used	Black-Scholes
Basis for determination of share price	Quote on Nasdaq
Average fair value per option or warrant granted	0.33 USD

Year ended December 31, 2018
Dividend yield (%)	Zero
Expected volatility (%)	73 – 86
Risk-free interest rate (%)	2.8 to 2.9
Expected life of the equity award (years)	2.3 to 3.3
Share price	0.53 USD to 1.30 USD
Exercise price	1.40 USD to 3.77 USD
Model used	Black -Scholes
Basis for determination of share price	Quote on Nasdaq
Average fair value per option or warrant granted	0.21 USD

Year ended December 31, 2017
Dividend yield (%)	Zero
Expected volatility (%)	64 – 79
Risk-free interest rate (%)	(0.7) to 2.1
Expected life of the equity award (years)	0.5 to 7
Share price	2.04 USD to 2.74 USD
Exercise price	0.0016 USD to 6.92 USD
Model used	Black-Scholes
Basis for determination of share price	Quote on Nasdaq
Average fair value per option or warrant granted	10.90 USD

Summary of deferred share activity

	Deferred Shares Adjusted
	for the Share Split
	Key	Employees
	Management	and	Total
	Personnel (a)	Consultants	Awards
	No. ‘000	No. ‘000	No. ‘000
Outstanding at January 1, 2017	3,217	300	3,517
Granted	450	450	900
Forfeited (b)	(2,842)	—	(2,842)
Effect of the Amendment and the Deferred Share Adjustment	(419)	(456)	(875)
Outstanding at December 31, 2017 and 2018	406	294	700
Forfeited	(50)	(50)	(100)
Outstanding at December 31, 2019 (c)	356	244	600
Vested and unissued at December 31, 2019	285	205	490

(a)Includes current and former senior management and current and former members of the board of directors. Also see Note 6.1.

(b)

During 2014, 5.7 million deferred shares were granted to the Company’s Chief Financial Officer (“CFO”). The deferred shares vested annually over four years. The CFO was terminated during 2017 and 2.8 million unvested deferred shares were forfeited.

(c)	At December 31, 2019, each deferred share has an exercise price of 0.01 DKK or $0.0015 based on the December 31, 2019 exchange rate.

Summary of share-based compensation expense included within operating results

	Year Ended December 31,
	2019	2018	2017
	USD ‘000	USD ‘000	USD ‘000
Research and development costs	625	1,547	4,852
General and administrative costs	1,520	4,623	2,230
Total	2,145	6,170	7,082

Schedule of major components of income tax benefit (expense)

	Year Ended December 31,
	2019	2018	2017
	USD ‘000	USD ‘000	USD ‘000
Current income tax benefit (expense)	—	161	(244,288)
Deferred income tax benefit (expense)	—	43	(23,107)
Total income tax benefit (expense)	—	204	(267,395)

Schedule of income tax benefit (expense) reconciliation

	2019	2018	2017
	USD ‘000	USD ‘000	USD ‘000
(Loss) income before tax	(4,221)	(8,926)	1,184,488
Tax benefit (expense) at the Company’s statutory income tax rate (1)	929	1,964	(260,587)
Adjustments:
Non-deductible expenses for tax purposes	—	(2)	(1,780)
Effect of higher tax rate in Germany (2)	(6)	(7)	(4,980)
(Unrecognized) recognized deferred tax assets	(923)	(1,912)	(48)
Adjustment related to prior year	—	161	—
Income tax benefit (expense) reported in the statement of profit and loss	—	204	(267,395)
Effective tax rate	0.0%	2.3%	22.6%
(1)	The statutory Danish tax rate for each of the years presented is 22%.

(2)	The statutory German tax rate for each of the years presented is 31.9%.

Schedule of unrecognized deferred tax assets

	2019	2018
	USD ‘000	USD ‘000
Tax effect of tax loss carry forwards	5,770	5,344
Share-based payments	631	503
Other	6	(39)
Unrecognized deferred tax assets, net	6,407	5,808

Schedule of unrecognized deductible temporary difference

	Denmark			Germany
	2019	2018	2017	2019	2018	2017
	USD ‘000	USD ‘000	USD ‘000	USD ‘000	USD ‘000	USD ‘000
Unused tax losses	6,768	4,276	—	13,409	13,793	14,805
Other temporary differences primarily share-based payments	2,896	2,107	10,474	—	—	—

Schedule of net (loss) income attributable to ordinary shareholders

	2019	2018	2017
	USD	USD	USD
Net (loss) income attributable to ordinary shareholders of the Parent used for computing basic and diluted net (loss) income per share	(4,221)	(8,722)	917,093
Weighted average number of ordinary shares used for basic per share amounts	95,074	94,671	380,133
Dilutive effect of outstanding options, warrants and deferred shares	—	—	18,810
Weighted average number of ordinary shares used for diluted per share amounts	95,074	94,671	398,943
Net (loss) income per share basic	(0.04)	(0.09)	2.41
Net (loss) income per share diluted	(0.04)	(0.09)	2.30